Loss Per Share - Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss	$ (67,362)	$ (49,280)	$ (13,088)